Non-financial assets and liabilities - Schedule of Movements Related to Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	$ 0	$ 0
Charged/(credited) to:
- profit or loss	(212)	191
- directly to equity	212	(191)
Ending balance	0	0
Tax losses (DTA)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	74,602	76,020
Charged/(credited) to:
- profit or loss	4,487	(1,227)
- directly to equity	212	(191)
Ending balance	79,301	74,602
Other Temporary Differences (DTA)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	13,143	11,972
Charged/(credited) to:
- profit or loss	(4,851)	1,171
- directly to equity	0	0
Ending balance	8,292	13,143
Intangible assets (DTL)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	(87,745)	(87,992)
Charged/(credited) to:
- profit or loss	152	247
- directly to equity	0	0
Ending balance	$ (87,593)	$ (87,745)